INCOME TAXES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Deferred Tax Asset	$ 3,523,495	$ 3,427,125
Valuation Allowance	(3,523,495)	(3,427,125)
Net Deferred Tax Asset